PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
13.	PROPERTY, PLANT AND EQUIPMENT

	Land & Buildings US$‘000	Leasehold Improvements US$‘000	Computer & Office Equipment US$‘000	Plant & Equipment US$‘000	Total US$‘000
Cost
At January 1, 2020	24,269	3,005	4,292	38,676	70,242
Additions	8	41	96	2,766	2,911
Disposals or retirements	-	(299)	(66)	(5,758)	(6,123)
Exchange adjustments	10	(77)	(13)	(1,845)	(1,925)

At December 31, 2020	24,287	2,670	4,309	33,839	65,105

At January 1, 2021	24,287	2,670	4,309	33,839	65,105
Additions	46	126	144	1,392	1,708
Disposals or retirements	-	(186)	(255)	(2,410)	(2,851)
Reallocations/ reclassifications	-	-	-	-	-
Exchange adjustments	1	(18)	2	(484)	(499)

At December 31, 2021	24,334	2,592	4,200	32,337	63,463

Accumulated amortisation and Impairment losses
At January 1, 2020	(18,493)	(2,037)	(3,682)	(36,740)	(60,952)
Charge for the year	(783)	(146)	(181)	(604)	(1,714)
Impairment losses as at December 31, 2020	(347)	(78)	(180)	(1,190)	(1,795)
Disposals or retirements	-	299	84	5,590	5,973
Exchange adjustments	(6)	78	13	1,845	1,930

At December 31, 2020	(19,629)	(1,884)	(3,946)	(31,099)	(56,558)

At January 1, 2021	(19,629)	(1,884)	(3,946)	(31,099)	(56,558)
Charge for the year	(628)	(149)	(115)	(974)	(1,866)
Disposals or retirements	-	186	255	2,410	2,851
Impairment losses	(1,196)	(279)	(98)	(935)	(2,508)
Reallocations/ reclassifications	-	-	-	-	-
Exchange adjustments	21	(5)	(46)	566	536

At December 31, 2021	(21,432)	(2,131)	(3,950)	(30,032)	(57,545)

Carrying amounts
At December 31, 2021	2,902	461	250	2,305	5,918

At December 31, 2020	4,658	786	363	2,740	8,547

Right-of-use assets

The right-of-use assets are included in the same line item as the corresponding underlying assets would be presented if they were owned. The Group has used the modified retrospective application method for its first time application of IFRS 16, Leases in 2019. Right-of-use assets were assessed for impairment on transition by applying IAS 36, Impairment as at January 1, 2019. Right of Use assets leased by three Cash Generating Units, in which there was an unallocated impairment loss as at December 31, 2018, were impaired by a total of US$11,099,000. This amount is shown in the Consolidated Statement of Changes in Equity as a movement in Accumulated Surplus.

US$000
Right-of-use assets cost at transition before impairment	21,185
Impairment adjustment on transition	(11,099)

Right-of-use assets value at transition after impairment	10,086

Additional information on the right-of-use assets by class of assets is as follows:

	Carrying amount	Depreciation Charge	Impairment Charge
	At December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021
	US$000	US$000	US$000
Buildings	2,549	(609)	(1,089)
Computer equipment	23	(5)	-
Plant and Equipment	-	-	-

	2,572	(614)	(1,089)

	Carrying amount	Depreciation Charge	Impairment Charge
	At December 31, 2020	Year ended December 31, 2020	Year ended December 31, 2020
	US$000	US$000	US$000
Buildings	4,200	(673)	(347)
Computer equipment	3	(4)	-
Plant and Equipment	-	(70)	(154)

	4,203	(747)	(501)

Income from sub-letting right-of-use buildings amounted to US$3,000 in the year ended December 31, 2021 (2020: US$3,000).

Right-of-Use assets at 31 December 2021	No. of Right-of-Use leased assets	Range of remaining term in years	Average remaining lease term (years)	No. of Leases with extension options	No. of Leases with options to purchase	No. of leases with variable payments linked to index	No. of leases with termination options
Building	11	1 to 12	3	1	-	2	4
Vehicle	16	1 to 3	2	-	16	-	16
I.T. and office equipment	2	1 to 5	4	-	-	-	-

Right-of-Use assets at 31 December 2020	No. of Right-of-Use leased assets	Range of remaining term in years	Average remaining lease term (years)	No. of Leases with extension options	No. of Leases with options to purchase	No. of leases with variable payments linked to index	No. of leases with termination options
Building	12	1 to 13	4	1	-	2	4
Vehicle	16	1 to 3	2	-	16	-	16
I.T. and office equipment	10	1 to 2	1	-	-	-	1

The details of the impairment review are described in Note 14. When an impairment loss is identified in a cash generating unit, it must be first allocated to reduce the carrying amount of any goodwill allocated to the cash generating unit and then to the other assets of the unit pro rata on the basis of the carrying amount of each asset in the unit. In this manner, an impairment loss of US$2,508,000 was allocated to property, plant and equipment as at December 31, 2021 (2020: US$1,795,000). The recoverable amount of property, plant and equipment was determined to be the value in use of each cash generating unit.

Assets held under operating leases (where the Company is the lessor)

The Company has a number of assets included in plant and equipment which generate operating lease revenue for the Group. The net book value of these assets as at December 31, 2021 and 2020 is US$Nil following full write down of the assets due to group impairment (refer to Note 14). Depreciation charged on these assets in 2021 amounted to US$27,000 (2020: US$21,000).

Property, plant and equipment under construction

There were no assets under construction included in property, plant and equipment at December 31, 2021 (2020: US$Nil).